Note 12 - Income Taxes (Details) - Provision for Income Taxes Computed at Federal Statutory Rate	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Provision for Income Taxes Computed at Federal Statutory Rate [Abstract]
Income tax provision (benefit) at statutory rate	(34.00%)	(34.00%)
State income taxes, net of federal benefit	(6.00%)	(6.00%)
Merger transaction costs	6.00%
Change in valuation allowance	37.00%	39.00%
Other	(3.00%)	1.00%
Effective tax rate	0.00%	0.00%